Lease Agreements (Details) - Schedule of under financing lease agreements - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets:
Operating right-of-use assets	$ 159,791	$ 179,512	$ 208,051
Operating lease liabilities:
Current portion of long term payable	80,867	80,096
Financing leases payable, less current portion	78,924	99,416
Total operating lease liabilities	$ 159,791	$ 179,512